Convertible unsecured senior notes	12 Months Ended
Mar. 31, 2025
Senior Notes [Abstract]
Convertible unsecured senior notes
23.
Convertible unsecured senior notes

In May 2024, the Company issued convertible unsecured senior notes for an aggregate principal amount of US$5.0 billion due on June 1, 2031 (the “2024 Convertible Senior Notes”). The 2024 Convertible Senior Notes are senior unsecured obligations, and interest at an annual rate of 0.5% is payable in arrears semiannually.

The 2024 Convertible Senior Notes may be converted into the Company’s ADSs, at the option of holders, at any time prior to the maturity date at an initial conversion rate of 9.5202 ADSs per US$1,000 principal amount. The initial conversion rate is subject to adjustment in some events such as dividend distribution. In addition, in the event of a fundamental change that occurs prior to the maturity date or following the Company’s delivery of a notice of redemption, the Company will increase the initial conversion rate, which shall not exceed 12.3762 ADSs per US$1,000 principal amount, for a holder who elects to convert its notes in connection with such a fundamental change or such notice of redemption. Such make-whole adjustment is subject to the same adjustments as the initial conversion rate noted above. Upon conversion, the Company will pay or deliver, at its election, cash, ADSs, or a combination of cash and ADSs. Holders may also elect to receive ordinary shares in lieu of any ADSs deliverable upon conversion, with each ADS representing eight ordinary shares.

As of March 31, 2025, the adjusted conversion rate for the 2024 Convertible Senior Notes was 9.7271 ADSs per US$1,000 principal amount, and the adjusted conversion rate taking into account the make-whole adjustments was 12.6452 ADSs per US$1,000 principal amount.

The Company may redeem for cash all but not part of the 2024 Convertible Senior Notes in the event of certain tax law changes, or at any time if less than 10% of the aggregate principal amount of the 2024 Convertible Senior Notes originally issued remains outstanding. The Company may also redeem for cash all or part of the 2024 Convertible Senior Notes on or after June 8, 2029, provided that the Company’s ADS price has been at least 130% of the then effective conversion price for a specific period of time and on the specified date. The redemption price will be equal to the principal amount of the notes being redeemed plus accrued and unpaid interest to, but excluding, the related redemption date.

23.
Convertible unsecured senior notes (Continued)

Holders have the right to require the Company to repurchase for cash all or part of the 2024 Convertible Senior Notes on June 1, 2029, or in the event of a fundamental change, subject to certain conditions. The repurchase price will be equal to the principal amount of the notes being repurchased plus accrued and unpaid interest to, but excluding, the related repurchase date.

As of March 31, 2025, the unamortized debt discounts and debt issuance costs of the 2024 Convertible Senior Notes were US$58 million (RMB424 million), and the fair value of the 2024 Convertible Senior Notes, based on level 2 inputs, was US$7,151 million (RMB51,854 million).

For the year ended March 31, 2025, the effective interest rate for the 2024 Convertible Senior Notes was approximately 0.8%, and the total interest expense for the 2024 Convertible Senior Notes was US$33 million (RMB235 million), which includes the interest charged of US$21 million (RMB152 million) as well as the amortization of the debt discounts and debt issuance costs of US$12 million (RMB83 million), respectively.

In connection with the issuance of the 2024 Convertible Senior Notes, the Company entered into capped call transactions with certain financial institutions at a cost of US$638 million (RMB4,612 million), which are expected to reduce potential dilution and/or offset cash payments upon conversion. The cap price of the capped call transactions is initially US$161.6 per ADS which is subject to adjustments similar to the adjustments on the conversion rate of the 2024 Convertible Senior Notes. The capped call transactions may be settled in cash at the Company’s election.